FORM 			13F
FORM 			13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	March 31, 2000

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		 PPM Asia Limited (Hong Kong)
Address:		 Sites 1107-09 Jardine House
 			 1 Connaught Place
 			 Central
 			 Hong Kong


13F File Number: 		28-5433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Craig Close
Title: 	Portfolio Services - Vice President
Phone: 	312-634-2502
Signature, Place, and Date of Signing:

Craig Close		Chicago, IL 		May 12, 2000

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

PPM America, Inc.     28-3586
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.